EARNINGS (LOSS) PER SHARE - Summary of Calculations of Basic and Diluted Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share [abstract]
Net income (loss)	$ 33.2	$ (125.4)	$ (21.1)	$ (226.4)
Weighted average shares outstanding:
Basic (in shares)	374.0	368.3	372.1	367.9
Diluted (in shares)	387.6	368.3	372.1	367.9
Earnings (loss) per share:
Basic (in dollars per share)	$ 0.09	$ (0.34)	$ (0.06)	$ (0.62)
Diluted (in dollars per share)	$ 0.09	$ (0.34)	$ (0.06)	$ (0.62)